SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

20.    SEGMENT REPORTING

The Company operates as a single reportable segment, which is the production and sale of cannabis. The Company’s operations include the sale of cannabis at both the retail and wholesale levels in states where it is legal for medical and/or recreational use. The Company, through its subsidiaries, holds, operates, and/or manages licenses and permits in the states of Florida, Massachusetts, Nevada, New Jersey, Ohio, Pennsylvania, Illinois, Virginia and Connecticut. As of December 31, 2024, the Company operated 97 retail stores, located across its portfolio. Activities across states are standardized, with consistent practices for cultivation, packaging, sales, and distribution. The accounting policies for the production and sale of cannabis segment are the same as those described in the summary of significant accounting policies. Segment loss is measured using consolidated net loss and segment assets are measured using total consolidated assets as reported on the balance sheet. The CODM comprises the senior executive committee, which includes the interim chief executive officer, chief operating officer, chief financial officer, and co-chief revenue officers. The CODM assesses segment performance and allocates resources based on financial and operational metrics, including consolidated net loss. The CODM uses net loss to evaluate the return on assets generated by the segment, driving decisions on capital management and allocating resources within the cannabis segment by directing resources to strategic initiatives such as expanding cultivation and production facilities, acquiring licenses in new markets, or supporting retail and wholesale growth. These performance measures are also used to monitor performance by comparing budgeted versus actual results. Additionally, the CODM benchmarks against competitors in the industry to perform competitive analysis. This benchmarking, along with the evaluation of budget versus actual results, informs segment performance assessments and supports strategic resource allocation.

20.    SEGMENT REPORTING (Continued)

The following table provides the operating financial results of our segment, including significant segment expenses that reconcile to segment net loss:

	Year Ended
	December 31, 2024	December 31, 2023
Revenues, net of discounts	$463,633	$463,630
Less: Significant and other segment expenses
Cost of goods sold	286,952	261,188
Employee expenses	73,992	79,836
Lease expenses	23,798	21,940
Advertising expense	6,142	5,580
Stock-based compensation	17,982	16,412
Other segment items(1)	45,220	54,032
Impairment of goodwill and other assets	118,113	6,320
Depreciation and amortization	48,061	51,364
Acquisition and transaction costs	4,358	4,080
Fair value gain on financial liabilities, net	—	(23,023)
Loss on the extinguishment of debt	79,172	—
Loss on sale of assets	3,665	91
Interest expense, net	78,258	39,403
Interest income	(323)	(743)
Other income, net	(2,671)	(7,094)
Income tax expense	43,274	47,391
Discontinued operations	—	186,353
Net loss from continuing operations	$(362,360)	$(279,500)

(1)	Other segment items included in segment net loss primarily consist of third-party fees, regulatory costs, office and administrative expenses, software, insurance, and security costs.